Lease (Tables)	12 Months Ended
Dec. 31, 2021
Lease
Summary of supplemental information related to operating leases

	As of December 31,
	2020	2021
	RMB	RMB
Operating lease ROU assets	105,938	20,809
Operating lease liabilities-current	40,204	13,721
Operating lease liabilities-non-current	70,427	7,946
Total operating lease liabilities	110,631	21,667
Weighted average remaining lease term	2.91	1.97
Weighted average discount rate	11.5%	9.3%

Summary of other supplemental information related to leases

	For the year ended December 31,
	2020	2021
	RMB	RMB
Operating cash flows for operating leases	56,841	51,933
ROU assets obtained in exchange for new operating lease liabilities	6,274	3,565

Summary of maturity of operating lease liabilities

As of December 31, 2021
RMB
2022	15,427
2023	4,924
2024	2,849
2025	763
Total lease payments	23,963
Less: interest	(2,296)
Present value of operating lease liabilities	21,667